Derivatives (Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 8,292	$ 7,247
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	3,452	2,774
Amounts offset in the consolidated balance sheet, Assets	0	0
Amounts offset in the consolidated balance sheet, Liabilities	0	0
Estimated fair value of derivative assets presented in the consolidated balance sheets	8,292	7,247
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	3,452	2,774
Net amount of derivative assets after application of master netting agreements and cash	230	139
Net amount of derivative liabilities after application of master netting agreements and cash	15	16
Over the Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	7,368	6,497
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	2,667	2,092
Gross estimated fair value of derivative assets	(2,117)	(1,742)
Gross estimated fair value of derivative liabilities	(2,117)	(1,742)
Cash collateral on derivative assets	(3,705)	(2,470)
Cash collateral on derivative liabilities	(3)	(2)
Securities collateral on derivative assets	(1,345)	(2,161)
Securities collateral on derivative liabilities	(541)	(333)
Exchange Traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	15	10
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	2	0
Gross estimated fair value of derivative assets	0	0
Gross estimated fair value of derivative liabilities	0	0
Cash collateral on derivative assets	0	0
Cash collateral on derivative liabilities	0	0
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	0	0
Cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	909	740
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	783	682
Gross estimated fair value of derivative assets	(776)	(638)
Gross estimated fair value of derivative liabilities	(776)	(638)
Cash collateral on derivative assets	(119)	(97)
Cash collateral on derivative liabilities	0	(40)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	0	(3)
Off-Balance Sheet [Member] | Over the Counter [Member]
Offsetting Assets [Line Items]
Cash collateral on derivative assets	$ 0	$ (138)